Derivatives and Hedge Accounting Activities (Fair Value of Derivatives) (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Derivatives Fair Value [Line Items]
Derivative Asset		$ 307	$ 279
Derivative Liabilities		284	155
Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		166	194
Derivative Liabilities		66	31
Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		32
Derivative Liabilities		8	11
Current Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[1]	169	140
Current Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		163	130
Current Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		6	10
Current Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[2]	75	66
Current Assets | Virginia Electric and Power Company | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		75	60
Current Assets | Virginia Electric and Power Company | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset			6
Noncurrent Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[3]	138	139
Noncurrent Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		95	132
Noncurrent Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		11	7
Noncurrent Assets | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Asset		32
Noncurrent Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		91	128
Noncurrent Assets | Virginia Electric and Power Company | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		91	128
Noncurrent Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[4]	32
Noncurrent Assets | Dominion Energy Gas Holdings, LLC | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Asset		32
Current Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[5]	250	128
Current Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		195	92
Current Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		53	33
Current Liabilities | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities		2	3
Current Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[6]	53	18
Current Liabilities | Virginia Electric and Power Company | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		9	10
Current Liabilities | Virginia Electric and Power Company | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		44	8
Current Liabilities | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[7]	8	7
Current Liabilities | Dominion Energy Gas Holdings, LLC | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		6	4
Current Liabilities | Dominion Energy Gas Holdings, LLC | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities		2	3
Noncurrent Liabilities [Member]
Derivatives Fair Value [Line Items]
Derivative Liabilities	[8]	34	27
Noncurrent Liabilities [Member] | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		2	4
Noncurrent Liabilities [Member] | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		32	20
Noncurrent Liabilities [Member] | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities			3
Noncurrent Liabilities [Member] | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[9]	13	13
Noncurrent Liabilities [Member] | Virginia Electric and Power Company | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		13	13
Noncurrent Liabilities [Member] | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[10]		4
Noncurrent Liabilities [Member] | Dominion Energy Gas Holdings, LLC | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities			1
Noncurrent Liabilities [Member] | Dominion Energy Gas Holdings, LLC | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities			3
Fair Value - Derivatives under Hedge Accounting [Member]
Derivatives Fair Value [Line Items]
Derivative Asset		54	46
Derivative Liabilities		191	111
Fair Value - Derivatives under Hedge Accounting [Member] | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset			6
Derivative Liabilities		57	21
Fair Value - Derivatives under Hedge Accounting [Member] | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		32
Derivative Liabilities		8	11
Fair Value - Derivatives under Hedge Accounting [Member] | Current Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[1]	11	39
Fair Value - Derivatives under Hedge Accounting [Member] | Current Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		5	29
Fair Value - Derivatives under Hedge Accounting [Member] | Current Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		6	10
Fair Value - Derivatives under Hedge Accounting [Member] | Current Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[2]		6
Fair Value - Derivatives under Hedge Accounting [Member] | Current Assets | Virginia Electric and Power Company | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset			6
Fair Value - Derivatives under Hedge Accounting [Member] | Noncurrent Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[3]	43	7
Fair Value - Derivatives under Hedge Accounting [Member] | Noncurrent Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		11	7
Fair Value - Derivatives under Hedge Accounting [Member] | Noncurrent Assets | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Asset		32
Fair Value - Derivatives under Hedge Accounting [Member] | Noncurrent Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[4]	32
Fair Value - Derivatives under Hedge Accounting [Member] | Noncurrent Assets | Dominion Energy Gas Holdings, LLC | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Asset		32
Fair Value - Derivatives under Hedge Accounting [Member] | Current Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[5]	158	87
Fair Value - Derivatives under Hedge Accounting [Member] | Current Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		103	51
Fair Value - Derivatives under Hedge Accounting [Member] | Current Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		53	33
Fair Value - Derivatives under Hedge Accounting [Member] | Current Liabilities | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities		2	3
Fair Value - Derivatives under Hedge Accounting [Member] | Current Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[6]	44	8
Fair Value - Derivatives under Hedge Accounting [Member] | Current Liabilities | Virginia Electric and Power Company | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		44	8
Fair Value - Derivatives under Hedge Accounting [Member] | Current Liabilities | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[7]	8	7
Fair Value - Derivatives under Hedge Accounting [Member] | Current Liabilities | Dominion Energy Gas Holdings, LLC | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		6	4
Fair Value - Derivatives under Hedge Accounting [Member] | Current Liabilities | Dominion Energy Gas Holdings, LLC | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities		2	3
Fair Value - Derivatives under Hedge Accounting [Member] | Noncurrent Liabilities [Member]
Derivatives Fair Value [Line Items]
Derivative Liabilities	[8]	33	24
Fair Value - Derivatives under Hedge Accounting [Member] | Noncurrent Liabilities [Member] | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		1	1
Fair Value - Derivatives under Hedge Accounting [Member] | Noncurrent Liabilities [Member] | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		32	20
Fair Value - Derivatives under Hedge Accounting [Member] | Noncurrent Liabilities [Member] | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities			3
Fair Value - Derivatives under Hedge Accounting [Member] | Noncurrent Liabilities [Member] | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[9]	13	13
Fair Value - Derivatives under Hedge Accounting [Member] | Noncurrent Liabilities [Member] | Virginia Electric and Power Company | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		13	13
Fair Value - Derivatives under Hedge Accounting [Member] | Noncurrent Liabilities [Member] | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[10]		4
Fair Value - Derivatives under Hedge Accounting [Member] | Noncurrent Liabilities [Member] | Dominion Energy Gas Holdings, LLC | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities			1
Fair Value - Derivatives under Hedge Accounting [Member] | Noncurrent Liabilities [Member] | Dominion Energy Gas Holdings, LLC | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities			3
Derivatives Not Designated as Hedging Instruments
Derivatives Fair Value [Line Items]
Derivative Asset		253	233
Derivative Liabilities		93	44
Derivatives Not Designated as Hedging Instruments | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		166	188
Derivative Liabilities		9	10
Derivatives Not Designated as Hedging Instruments | Current Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[1]	158	101
Derivatives Not Designated as Hedging Instruments | Current Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		158	101
Derivatives Not Designated as Hedging Instruments | Current Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[2]	75	60
Derivatives Not Designated as Hedging Instruments | Current Assets | Virginia Electric and Power Company | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		75	60
Derivatives Not Designated as Hedging Instruments | Noncurrent Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[3]	95	132
Derivatives Not Designated as Hedging Instruments | Noncurrent Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		95	132
Derivatives Not Designated as Hedging Instruments | Noncurrent Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		91	128
Derivatives Not Designated as Hedging Instruments | Noncurrent Assets | Virginia Electric and Power Company | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		91	128
Derivatives Not Designated as Hedging Instruments | Current Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[5]	92	41
Derivatives Not Designated as Hedging Instruments | Current Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		92	41
Derivatives Not Designated as Hedging Instruments | Current Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[6]	9	10
Derivatives Not Designated as Hedging Instruments | Current Liabilities | Virginia Electric and Power Company | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		9	10
Derivatives Not Designated as Hedging Instruments | Noncurrent Liabilities [Member]
Derivatives Fair Value [Line Items]
Derivative Liabilities	[8]	1	3
Derivatives Not Designated as Hedging Instruments | Noncurrent Liabilities [Member] | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		$ 1	$ 3

[1]	Current derivative assets are presented in other current assets in Dominion Energy's Consolidated Balance Sheets.
[2]	Current derivative assets are presented in other current assets in Virginia Power's Consolidated Balance Sheets.
[3]	Noncurrent derivative assets are presented in other deferred charges and other assets in Dominion Energy's Consolidated Balance Sheets.
[4]	Noncurrent derivative assets are presented in other deferred charges and other assets in Dominion Energy Gas' Consolidated Balance Sheets.
[5]	Current derivative liabilities are presented in other current liabilities in Dominion Energy's Consolidated Balance Sheets.
[6]	Current derivative liabilities are presented in other current liabilities in Virginia Power's Consolidated Balance Sheets.
[7]	Current derivative liabilities are presented in other current liabilities in Dominion Energy Gas' Consolidated Balance Sheets.
[8]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy's Consolidated Balance Sheets.
[9]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Virginia Power's Consolidated Balance Sheets.
[10]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy Gas' Consolidated Balance Sheets.